Segment reporting - Summary of Disaggregation of Revenue Based on Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 1,436,117	€ 1,292,210	€ 1,320,658
Total revenue	1,436,117	1,292,210	1,320,658
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	837,995	714,165	687,752
Total revenue	837,995	714,165	687,752
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	598,122	578,045	632,906
Total revenue	598,122	578,045	632,906
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	1,079,131	875,878	890,217
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	481,992	298,800	260,293
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	597,139	577,078	629,924
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	296,881	376,521	355,690
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	296,881	376,144	353,876
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	0	377	1,814
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	34,059	36,558	71,053
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	34,059	36,343	71,053
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	0	215	0
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	26,046	3,253	3,698
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	25,063	2,878	2,530
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 983	€ 375	€ 1,168